UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT TERM YIELD FUND

FORM N-Q

OCTOBER 31, 2017

Notes to Schedule of Investments (unaudited)

Investments in Short Term Yield Portfolio, at value $28,358.

1. Organization and significant accounting policies

Western Asset Short Term Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Short Term Yield Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.05% at October 31, 2017) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 21.9%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Daimler Finance NA LLC, Senior Notes (3 mo. USD LIBOR + 0.250%)	1.562%	11/5/18	$500,000	$500,394	(a)(b)

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.170%)	1.485%	11/15/17	300,000	300,034	(a)
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.780%)	2.096%	3/1/19	875,000	883,856	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.580%)	1.889%	11/10/18	335,000	336,968	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	1.759%	5/11/20	248,000	250,042	(a)

TOTAL ENERGY				1,770,900

FINANCIALS - 16.7%
Banks - 10.9%
Australia & New Zealand Banking Group Ltd., Senior Notes (3 mo. USD LIBOR + 0.660%)	1.988%	9/23/19	825,000	831,915	(a)(b)
Bank of Montreal, Senior Notes (3 mo. USD LIBOR + 0.600%)	1.950%	4/9/18	350,000	350,757	(a)
BB&T Corp., Senior Notes	1.450%	1/12/18	275,000	275,005
Citibank N.A., Senior Notes (3 mo. USD LIBOR + 0.230%)	1.541%	11/9/18	1,000,000	1,001,099	(a)
Commonwealth Bank of Australia, Senior Notes (3 mo. USD LIBOR + 0.640%)	1.952%	11/7/19	250,000	251,649	(a)(b)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 0.580%)	1.896%	9/6/19	560,000	563,852	(a)(b)
DBS Group Holdings Ltd., Senior Notes (3 mo. USD LIBOR + 0.490%)	1.807%	6/8/20	300,000	301,230	(a)(b)
HSBC Bank PLC, Senior Notes (3 mo. USD LIBOR + 0.640%)	1.955%	5/15/18	300,000	300,920	(a)(b)
ING Bank NV, Senior Notes (3 mo. USD LIBOR + 0.690%)	2.025%	10/1/19	300,000	301,846	(a)(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.900%)	2.267%	1/25/18	300,000	300,614	(a)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.640%)	2.003%	7/23/18	581,000	584,743	(a)(b)
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	1.787%	5/29/20	591,000	594,245	(a)(b)
Sumitomo Mitsui Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.103%	7/23/18	500,000	502,141	(a)
Toronto-Dominion Bank, Senior Notes (3 mo. USD LIBOR + 0.550%)	1.928%	4/30/18	300,000	300,741	(a)

Total Banks				6,460,757

Capital Markets - 1.6%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	1.695%	5/22/18	260,000	260,454	(a)
UBS AG, Senior Notes (3 mo. USD LIBOR + 0.320%)	1.637%	12/7/18	667,000	668,439	(a)(b)

Total Capital Markets				928,893

Consumer Finance - 3.2%
Toyota Motor Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.250%)	1.566%	12/5/17	1,800,000	1,800,466	(a)
Toyota Motor Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.320%)	1.677%	1/12/18	105,000	105,063	(a)

Total Consumer Finance				1,905,529

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 1.0%
Berkshire Hathaway Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.690%)	2.010%	3/15/19	$581,000	$586,552	(a)

TOTAL FINANCIALS				9,881,731

HEALTH CARE - 0.6%
Biotechnology - 0.6%
Gilead Sciences Inc., Senior Notes (3 mo. USD LIBOR + 0.220%)	1.546%	3/20/19	374,000	374,935	(a)

INFORMATION TECHNOLOGY - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc., Senior Notes (3 mo. USD LIBOR + 0.820%)	2.134%	2/22/19	442,000	446,848	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $12,930,675)				12,974,808

ASSET-BACKED SECURITIES - 3.4%
American Express Credit Account Master Trust, 2013-2 A (1 mo. USD LIBOR + 0.420%)	1.659%	5/17/21	150,000	150,563	(a)
Bank of America Credit Card Trust, 2014-A1 A (1 mo. USD LIBOR + 0.380%)	1.619%	6/15/21	245,000	246,018	(a)
Bank of America Credit Card Trust, 2015-A1 A (1 mo. USD LIBOR + 0.330%)	1.569%	6/15/20	150,000	150,107	(a)
BMW Floorplan Master Owner Trust, 2015-1A A (1 mo. USD LIBOR + 0.500%)	1.734%	7/15/20	350,000	350,998	(a)(b)
Educational Funding of the South Inc., 2011-1 A2 (3 mo. USD LIBOR + 0.650%)	1.964%	4/25/35	94,004	93,968	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2 (1 mo. USD LIBOR + 0.570%)	1.804%	1/15/22	150,000	151,226	(a)
GMF Floorplan Owner Revolving Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.500%)	1.739%	5/15/20	400,000	400,850	(a)(b)
Golden Credit Card Trust, 2015-1A A (1 mo. USD LIBOR + 0.440%)	1.679%	2/15/20	260,000	260,294	(a)(b)
Honda Auto Receivables Owner Trust, 2015-2 A3	1.040%	2/21/19	135,207	135,062
SLM Student Loan Trust, 2012-5 A2 (1 mo. USD LIBOR + 0.300%)	1.537%	6/25/19	70,313	70,328	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,004,430)				2,009,414

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 2.4%
Federal National Mortgage Association (FNMA), 2012-M11 FA (1 mo. USD LIBOR + 0.500%)	1.786%	8/25/19	69,989	70,005	(a)
Federal National Mortgage Association (FNMA), 2014-M6 FA (1 mo. USD LIBOR + 0.290%)	1.519%	12/25/17	15,012	14,999	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	1.631%	12/20/60	115,525	115,239	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	1.731%	12/20/60	211,878	211,659	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	1.681%	2/20/61	237,112	236,864	(a)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	1.711%	3/20/61	127,829	127,703	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	1.731%	3/20/61	67,923	67,894	(a)

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	1.701%	8/20/61	$65,173	$65,144	(a)
Government National Mortgage Association (GNMA), 2012-H08 FA (1 mo. USD LIBOR + 0.600%)	1.831%	1/20/62	240,141	240,945	(a)
Government National Mortgage Association (GNMA), 2015-H26 FK (1 mo. USD LIBOR + 0.500%)	1.731%	5/20/61	274,272	274,507	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,424,431)				1,424,959

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $16,359,536)				16,409,181

SHORT-TERM INVESTMENTS - 72.2%
Certificates of Deposit - 37.0%
Abbey National Treasury Services PLC	1.410%	1/16/18	1,000,000	1,000,112
Bank of Montreal (3 mo. USD LIBOR + 0.250%)	1.606%	10/11/18	500,000	500,240	(a)
Bank of Nova Scotia (1 mo. USD LIBOR + 0.130%)	1.365%	3/7/18	100,000	100,005	(a)
Bank of Nova Scotia (1 mo. USD LIBOR + 0.160%)	1.400%	6/26/18	500,000	499,901	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.250%)	1.607%	10/12/18	500,000	499,929	(a)
Barclays Bank PLC (3 mo. USD LIBOR + 0.770%)	2.082%	11/6/17	500,000	500,046	(a)
Barclays Bank PLC	1.520%	3/30/18	500,000	500,102
Barclays Bank PLC (3 mo. USD LIBOR + 0.470%)	1.827%	5/17/18	250,000	250,223	(a)
BNP Paribas NY Branch	1.450%	1/16/18	1,000,000	1,000,411
BNP Paribas NY Branch	1.450%	1/17/18	250,000	250,102
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.360%)	1.672%	8/8/18	1,000,000	1,000,570	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.230%)	1.547%	12/7/18	300,000	299,951	(a)
Credit Agricole CIB (3 mo. USD LIBOR + 0.450%)	1.762%	11/3/17	500,000	500,007	(a)
Credit Agricole CIB (3 mo. USD LIBOR + 0.560%)	1.919%	7/13/18	300,000	300,470	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.190%)	1.432%	12/28/17	500,000	500,000	(a)
Credit Suisse NY	1.500%	1/4/18	500,000	500,170
Credit Suisse NY (1 mo. USD LIBOR + 0.260%)	1.498%	7/12/18	250,000	249,995	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.260%)	1.500%	7/27/18	475,000	474,824	(a)
HSBC Bank USA (1 mo. USD LIBOR + 0.160%)	1.398%	7/12/18	500,000	500,024	(a)
KBC Bank NV	1.340%	11/17/17	500,000	500,019
KBC Bank NV	1.340%	11/24/17	1,000,000	1,000,000
KBC Bank NV	1.380%	1/12/18	250,000	250,010
Landesbank Hessen-Thuringen	1.380%	11/16/17	500,000	500,000
Lloyds Bank PLC (1 mo. USD LIBOR + 0.120%)	1.358%	3/26/18	250,000	250,015	(a)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.180%)	1.419%	5/14/18	1,000,000	1,000,183	(a)
Mitsubishi UFJ Trust & Banking NY (1 mo. USD LIBOR + 0.190%)	1.432%	11/30/17	500,000	500,000	(a)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.180%)	1.415%	1/9/18	500,000	500,167	(a)
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.500%)	1.828%	9/24/18	500,000	500,021	(a)
Norinchukin Bank	1.400%	11/10/17	1,100,000	1,100,002
Norinchukin Bank (1 mo. USD LIBOR + 0.160%)	1.399%	3/20/18	500,000	500,034	(a)
Oversea-Chinese Banking Corp. Ltd.	1.320%	11/16/17	1,000,000	1,000,000
Royal Bank of Canada (1 mo. USD LIBOR + 0.350%)	1.585%	3/7/18	250,000	250,230	(a)
Royal Bank of Canada (1 mo. USD LIBOR + 0.320%)	1.559%	3/16/18	100,000	100,085	(a)
Royal Bank of Canada (1 mo. USD LIBOR + 0.140%)	1.380%	4/26/18	500,000	500,005	(a)

Societe Generale NY	1.580%	1/12/18	500,000	500,220
Societe Generale NY (3 mo. USD LIBOR + 0.360%)	1.690%	3/27/18	500,000	500,170	(a)
Standard Chartered Bank	1.414%	1/10/18	1,000,000	1,000,355

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.180%)	1.419%	11/22/17	$500,000	$500,049	(a)
Svenska Handelsbanken NY	1.375%	12/29/17	500,000	499,999
Swedbank AB	1.250%	11/21/17	500,000	499,996
UBS AG (3 mo. USD LIBOR + 0.300%)	1.616%	2/21/18	500,000	500,498	(a)

Total Certificates of Deposit (Cost - $21,876,030)				21,879,140

Commercial Paper - 34.8%
ABN AMRO Funding USA LLC	1.390%	11/16/17	400,000	399,770	(d)(e)
ABN AMRO Funding USA LLC	1.410%	12/6/17	500,000	499,319	(d)(e)
ABN AMRO Funding USA LLC	1.430 - 1.640%	3/8/18	1,300,000	1,293,335	(d)(e)
ABN AMRO Funding USA LLC	1.640%	3/9/18	250,000	248,706	(d)(e)
ANZ New Zealand International Ltd.	1.511%	4/12/18	500,000	496,645	(d)(e)
Bank Nederlandse Gemeenten NV	1.221%	11/7/17	400,000	399,919	(d)(e)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.450%)	1.762%	11/7/17	500,000	500,007	(a)(d)
Bank of Nova Scotia	1.390%	1/16/18	500,000	498,692	(d)(e)
Canadian Imperial Bank of Commerce	1.770%	3/1/18	500,000	500,000	(d)
Commonwealth Bank of Australia	1.596%	11/16/17	400,000	399,994	(d)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.370%)	1.609%	2/23/18	500,000	500,482	(a)(d)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.340%)	1.575%	3/1/18	250,000	250,224	(a)(d)
Credit Suisse NY	1.441%	11/9/17	250,000	249,921	(e)
DBS Bank Ltd.	1.302 - 1.303%	12/4/17	1,000,000	998,808	(d)(e)
DBS Bank Ltd.	1.456%	2/2/18	300,000	298,892	(d)(e)
DNB Bank ASA (1 mo. USD LIBOR + 0.500%)	1.738%	1/19/18	1,000,000	1,001,058	(a)(d)
DnB NOR Bank ASA (1 mo. USD LIBOR + 0.160%)	1.398%	6/5/18	302,000	302,049	(a)(d)
DnB NOR Bank ASA (1 mo. USD LIBOR + 0.170%)	1.408%	6/6/18	390,000	390,085	(a)(d)
HSBC Bank PLC (1 mo. USD LIBOR + 0.460%)	1.695%	11/1/17	500,000	500,000	(a)(d)
HSBC Bank PLC (1 mo. USD LIBOR + 0.550%)	1.792%	1/29/18	500,000	500,639	(a)(d)
HSBC Bank PLC (1 mo. USD LIBOR + 0.230%)	1.468%	4/24/18	250,000	250,000	(a)(d)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.150%)	1.389%	11/15/17	430,000	430,000	(a)
ING U.S. Funding LLC	1.491%	4/9/18	250,000	248,314	(e)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.450%)	1.685%	11/1/17	250,000	250,000	(a)
JPMorgan Securities LLC	1.406%	12/18/17	1,500,000	1,497,258	(e)
Landesbank Hessen-Thuringen	1.291%	11/17/17	500,000	499,713	(d)(e)
Landesbank Hessen-Thuringen	1.477%	2/14/18	700,000	697,277	(d)(e)
Mitsubishi UFJ Trust & Banking NY	1.408%	11/16/17	500,000	499,708	(d)(e)
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.320%)	1.637%	12/7/17	700,000	699,958	(a)(d)
National Australia Bank Ltd. (1 mo. USD LIBOR + 0.350%)	1.588%	3/6/18	250,000	250,229	(a)(d)
National Bank of Canada (1 mo. USD LIBOR + 0.120%)	1.358%	3/19/18	500,000	500,040	(a)(d)
NRW Bank	1.404%	1/19/18	300,000	299,079	(d)(e)
Oversea-Chinese Banking Corp. Ltd.	1.489%	3/12/18	285,000	283,506	(d)(e)
Standard Chartered Bank	1.363 - 1.420%	12/14/17	850,000	848,598	(d)(e)
Sumitomo Mitsui Banking Corp.	1.251%	11/8/17	250,000	249,939	(d)(e)
Svenska Handelsbanken AB	1.390%	3/12/18	1,250,000	1,243,675	(d)(e)
Toronto Dominion Bank NY	1.400%	3/13/18	500,000	497,274	(d)(e)
UBS AG (3 mo. USD LIBOR + 0.200%)	1.517%	5/31/18	250,000	250,145	(a)(d)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.470%)	1.710%	1/26/18	500,000	500,526	(a)(d)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.400%)	1.639%	2/16/18	400,000	400,402	(a)(d)

Total Commercial Paper (Cost - $20,620,416)				20,624,186

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Time Deposits - 0.4%
Credit Agricole CIB (Cost - $213,000)	1.080%	11/1/17	$213,000	$213,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $42,709,446)				42,716,326

TOTAL INVESTMENTS - 99.9% (Cost - $59,068,982)				59,125,507
Other Assets in Excess of Liabilities - 0.1%				85,064

TOTAL NET ASSETS - 100.0%				$59,210,571

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown represents yield-to-maturity.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$12,974,808	—	$12,974,808
Asset-Backed Securities	—	2,009,414	—	2,009,414
Collateralized Mortgage Obligations	—	1,424,959	—	1,424,959

Total Long-Term Investments	—	16,409,181	—	16,409,181

Short-Term Investments†:
Certificates of Deposit	—	21,879,140	—	21,879,140
Commercial Paper	—	20,624,186	—	20,624,186
Time Deposits	—	213,000	—	213,000

Total Short-Term Investments	—	42,716,326	—	42,716,326

Total Investments	—	$59,125,507	—	$59,125,507

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 21, 2017